Annual Total Returns[BarChart] - ProShares Short Term USD Emerging Markets Bond - None	2014	2015	2016	2017	2018	2019	2020
Total	(2.42%)	6.68%	7.88%	3.33%	(0.46%)	5.08%	0.99%